UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

                                                                                                           6325 La Valle Plateada

                                                                                                                    P.O. Box 205

                                                                                                             Rancho Santa Fe, CA

                                                                                                         92067

                                                                                                                                                      (Address of principal executive offices)

                                                                                                                                          (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Large Cap Value Fund
			Schedule of Investments
			June 30, 2008 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
3,200	Principal Financial Group, Inc. +		$ 134,304	1.49%

Air Courier Services
2,400	FedEx Corporation +		189,096	2.10%

Canned, Frozen & Preservd Fruit, Veg & Food Specialties
2,000	HJ Heinz Co. +		95,700	1.06%

Cigarettes
3,200	Reynolds American Inc. +		149,344	1.66%

Construction Machinery & Equipment
2,000	Caterpillar, Inc. +		147,640	1.64%

Crude Petroleum & Natural Gas
1,000	Apache Corp. +		347,500
2,400	Chesapeake Energy Corp. +		211,072
2,500	Devon Energy Corporation +		300,400
2,500	EnCana Corp. +		227,325
			1,086,297	12.04%

Drilling Oil & Gas Wells
2,000	Transocean, Inc. +		304,780	3.38%

Electric & Other Services
2,800	Exelon Corp. +		251,888	2.79%

Electric Services
2,000	American Electric Power Co. Inc. +		120,690
1,800	Constellation Energy Group, Inc. +		197,040
1,500	Entergy Corp. +		180,720
1,000	Southern Co. +		139,680
			638,130	7.07%

Electronic & Other Electrical
4,400	General Electric Co.		117,436	1.30%

Fire, Marine & Casualty Insurance
4,000	The Chubb Corporation +		196,040	2.17%

Food and Kindred Products
4,000	Kraft Foods Inc. +		113,800	1.26%

Insurance Agents, Brokers & Service
3,500	Hartford Financial Services Group Inc. +		225,995	2.50%

Life Insurance
4,000	Lincoln National Corp. +		181,280	2.01%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
2,000	VF Corp. +		142,360	1.58%

Metal Mining
3,000	Freeport-McMoRan Copper & Gold Inc. +		351,570
3,000	Southern Copper Corp. +		319,890
			671,460	7.44%

Miscellaneous Fabricated Metal Products
3,000	Parker-Hannifin Corporation +		213,960	2.37%

Motor Vehicle Parts & Accessories
3,000	Honeywell International Inc. +		150,840	1.67%

National Commercial Banks
4,000	JPMorgan Chase & Co +		137,240	1.52%

Petroleum Refining
2,000	Chevron Corp. +		198,260
2,500	ConocoPhillips +		235,975
1,500	Exxon Mobil Corp. +		132,195
4,000	Marathon Oil Corp. +		207,480
3,800	Valero Energy Corp. +		156,484
			930,394	10.31%

Pharmaceutical Preparations
2,600	Wyeth +		124,696	1.38%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
3,200	duPont (E.I) deNemours & Co. +		137,248	1.52%

Railroads, Line-Haul Operating
4,000	Canadian National Railway +		192,320
2,200	Norfolk Southern Corp. +		137,874
			330,194	3.66%

Rolling, Drawing & Extruding of Nonferrous Metals
5,000	Alcoa, Inc. +		178,100	1.97%

Search, Detection, Navigation, Guidance, Aeronautical Systems
	Northrop Grumman Corporation +		200,700
	Raytheon Company +		168,840
			369,540	4.10%
Ship and Boat Building & Repairing
1,800	General Dynamics Corp. +		151,560	1.68%

State Commercial Banks
4,000	Capital One Financial Corp. +		152,040	1.69%

Surety Insurance
3,000	Philip Morris International Inc. * +		148,170	1.64%

Tobacco Products
2,000	Altria Group Inc.		82,240	0.91%

Wholesale - Drugs Proprietaries & Druggists' Sundries
3,000	McKesson Corporation +		167,730	1.86%

Total for Common Stocks (Cost $8,171,431)			7,919,502	87.77%

Cash Equivalents
1,151,969	AIM Liquid Assets Rate 2.66% ***		1,151,969	12.77%
Total for Cash Equivalents (Cost $1,151,969)

	Total Investments		9,071,471	100.54%
	(Identified Cost $9,323,400)

	Liabilities in Excess of Other Assets		(48,960)	-0.54%

	Net Assets		$ 9,022,511	100.00%

Neiman Large Cap Value Fund
		Schedule of Written Options
			June 30, 2008 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

Alcoa, Inc.
January 2009 Calls @ 45.00		2,000	$ 3,720
July 2008 Calls @ 40.00		1,500	675
October 2008 Calls @ 42.50		1,500	2,145
			2,820

American Electric Power Co. Inc.
November 2008 Calls @ 45.00		1,000	770
November 2008 Calls @ 47.50		1,000	450
			1,220

Apache Corp.
July 2008 Calls @ 110.00		1,000	29,400
October 2008 Calls @ 150.00		1,000	9,000
			38,400

Canadian National Railway
July 2008 Calls @ 55.00		1,000	150
October 2008 Calls @ 60.00		1,000	380
			530

Capital One Financial Corp.
September 2008 Calls @ 60.00		1,000	250
December 2008 Calls @ 50.00		2,000	5,100
			5,350

Caterpillar, Inc.
August 2008 Calls @ 80.00		1,000	1,370
August 2008 Calls @ 90.00		1,000	160
			1,530

Chesapeake Energy Corp.
July 2008 Calls @ 50.00		1,200	19,320
July 2008 Calls @ 60.00		1,000	6,930
October 2008 Calls @ 65.00		1,000	8,100
			26,250

Chevron Corp.
September 2008 Calls @ 105.00		1,000	2,350
December 2008 Calls @ 115.00		1,000	2,120
			4,470

The Chubb Corporation
July 2008 Calls @ 55.00		2,000	200
October 2008 Calls @ 55.00		1,000	1,050
January 2009 Calls @ 55.00		1,000	980
			2,230

ConocoPhillips
November 2008 Calls @ 105.00		1,500	5,550
November 2008 Calls @ 110.00		1,000	2,320
			7,870

Constellation Energy Group, Inc.
July 2008 Calls @ 105.00		900	90
October 2008 Calls @ 90.00		700	2,100
October 2008 Calls @ 95.00		800	1,480
			3,670

Devon Energy Corporation
July 2008 Calls @ 125.00		1,000	950
July 2008 Calls @ 130.00		1,000	2,100
			3,050

duPont (E.I) deNemours & Co.
July 2008 Calls @ 50.00		1,600	80

EnCana Corp.
July 2008 Calls @ 90.00		1,000	3,600
October 2008 Calls @ 95.00		1,000	6,100
			9,700

Entergy Corp.
December 2008 Calls @ 130.00		1,500	8,550

Exelon Corp.
October 2008 Calls @ 95.00		1,000	2,800
October 2008 Calls @ 100.00		1,000	2,150
January 2009 Calls @ 110.00		800	1,240
			6,190

Exxon Mobil Corp.
July 2008 Calls @ 95.00		500	80
October 2008 Calls @ 95.00		1,000	2,410
			2,490

FedEx Corporation
July 2008 Calls @ 90.00		600	60
July 2008 Calls @ 100.00		600	30
October 2008 Calls @ 95.00		600	750
			840

Freeport-McMoRan Copper & Gold Inc.
August 2008 Calls @ 130.00		800	4,400
August 2008 Calls @ 140.00		800	2,520
November 2008 Calls @ 140.00		1,400	10,990
			17,910

General Dynamics Corp.
August 2008 Calls @ 95.00		600	240
November 2008 Calls @ 100.00		600	570
			810

Hartford Financial Services Group Inc.
December 2008 Calls @ 80.00		2,000	3,900

HJ Heinz Co.
September 2008 Calls @ 50.00		2,000	2,200

Honeywell International Inc.
December 2008 Calls @ 60.00		1,500	1,800

JPMorgan Chase & Co
September 2008 Calls @ 50.00		1,500	135
December 2008 Calls @ 45.00		1,500	1,425
			1,560

Kraft Foods Inc.
September 2008 Calls @ 32.50		2,000	400

Lincoln National Corp.
July 2008 Calls @ 55.00		1,000	50
October 2008 Calls @ 60.00		1,000	300
			350

Marathon Oil Corp.
July 2008 Calls @ 55.00		1,500	975
July 2008 Calls @ 60.00		1,500	195
October 2008 Calls @ 60.00		1,000	1,700
			1,170

McKesson Corporation
August 2008 Calls @ 85.00		1,500	675
November 2008 Calls @ 75.00		1,500	1,800
			2,475

Norfolk Southern Corp.
September 2008 Calls @ 65.00		1,200	3,720
December 2008 Calls @ 60.00		1,000	2,150
			5,870

Northrop Grumman Corporation
November 2008 Calls @ 80.00		1,200	1,320
November 2008 Calls @ 85.00		1,200	780
			2,100

Parker-Hannifin Corporation
August 2008 Calls @ 85.00		1,000	450
August 2008 Calls @ 95.00		1,000	200
			650

Philip Morris International Inc.
December 2008 Calls @ 55.00		1,500	1,650

Principal Financial Group, Inc.
October 2008 Calls @ 55.00		1,100	660
October 2008 Calls @ 60.00		1,100	275
			935

Raytheon Company
August 2008 Calls @ 70.00		1,000	90
November 2008 Calls @ 75.00		1,000	170
			260

Reynolds American Inc.
November 2008 Calls @ 60.00		1,600	240

Southern Co.
November 2008 Calls @ 40.00		2,000	400
January 2009 Calls @ 40.00		2,000	800
			1,200

Southern Copper Corp.
September 2008 Calls @ 120.00		1,000	4,700
September 2008 Calls @ 125.00		1,000	3,300
			8,000

Transocean Inc.
November 2008 Calls @ 160.00		1,000	12,600
November 2008 Calls @ 165.00		1,000	10,700
			23,300

Valero Energy Corp.
August 2008 Calls @ 45.00		1,800	2,628
September 2008 Calls @ 47.50		1,000	1,550
			4,178

VF Corp.
August 2008 Calls @ 80.00		500	350
August 2008 Calls @ 85.00		500	150
November 2008 Calls @ 85.00		1,000	1,450
			1,950

Wyeth
October 2008 Calls @ 50.00		1,600	3,840

Total (Premiums Received $277,968)			$ 225,508

* Non-Income Producing Security.
** ADR - American Depository Receipt
*** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2008.
+ Portion or all of the security is pledged as collateral for call options written.

NOTES TO FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2008 was $9,323,400, and premiums received from options written was $277,968.

At June 30, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $440,385

      ($639,854)                                 ($199,469)

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Investments in Securities
Level 1 – Quoted Prices	$9,071,471
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$9,071,471

Valuation Inputs of Liabilities	Investments in Securities
Level 1 – Quoted Prices	$225,508
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$225,508

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                     8/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                     8/25/08

By: /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                         8/26/08